MORGAN STANLEY DEAN WITTER REAL ESTATE FUND
                                Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS May 31, 2000

DEAR SHAREHOLDER:

After declining to a 52-week low in mid-December, real estate investment trusts (REITs) rallied during the final two weeks of 1999, as value investors appeared to gain a renewed interest in the sector. REITs outperformed the broader equity market indexes during the first quarter of 2000, posting modest declines in January and February and favorable returns in March. The sector offered relative tranquility to investors in an extremely volatile equity market, which underwent a sharp rotation out of new-economy stocks. During April, REITs gained almost 7 percent, while all major domestic equity indexes declined. May represented a continuation of this trend, as REITs gained 1 percent while the equity markets declined again.

The strong performance of the REIT sector may be attributed to two key factors: fundamental real estate trends remain strong, and at current valuation levels, REITs represent an attractive asset class. REITs are currently trading at more than a 10 percent discount to the net asset value of their underlying assets. As a result, there continues to be an attractive arbitrage between valuations in the public versus the private real estate markets. (We define real estate arbitrage as the pricing disparity between prices of actual properties in the private real estate market versus the implied pricing of properties owned by public companies, based on their share price.) The unexpected continued strength of the U.S. economy has allowed for an extension of the growth phase for the U.S. real estate market, resulting in modest occupancy gains and healthy rental growth. This has been particularly true in markets with more exposure to technology-oriented businesses.

PERFORMANCE

For the six months ended May 31, 2000, Morgan Stanley Dean Witter Real Estate Fund's Class A, B, C and D shares produced a total return of 15.07 percent,
14.64 percent, 14.62 percent and 15.45 percent, respectively. During the same period the NAREIT Equity Index returned

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

13.84 percent.(1) The performance of the four classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund produced returns in line with the overall market, as a result of exposure to property- market segments that have benefited from the exceptionally strong economy. In particular, a pair of companies owned by the Fund that have concentrations in Pacific apartment properties were rewarded with increasing rents, fueled by technology-led demand in the region. Top-down contributions to performance were led by an overweight position in the office sector, which was concentrated in the central business districts (CBDs) of densely populated metropolitan areas, where real estate fundamentals have been strong.

PORTFOLIO STRATEGY

In our last shareholder letter, Morgan Stanley Dean Witter Investment Management Inc., the Fund's sub-advisor, pointed out that the U.S. real estate market had entered the equilibrium phase of its cycle. As the economy slows and demand and supply are in balance, the sub-advisor expects occupancies to reach plateau levels and rental growth to moderate. Accordingly, the Fund remains focused on being overweighted in companies that own properties in the more supply-constrained markets, particularly in urban and in-fill markets, such as CBDs.

Morgan Stanley Dean Witter Investment Management continues to shape the portfolio with companies offering attractive fundamental valuations, relative to their underlying real estate value. The sub-advisor increased the Fund's overweighting in the office sector, as the growth in occupancies and rental rates caused the sub-advisor to upgrade its estimates of underlying net asset value and, as a result, its price targets. The sub-advisor also increased the Fund's underweighting of the shopping-center sector, as new supply continues to place occupancy pressure on existing properties.

LOOKING AHEAD

Morgan Stanley Dean Witter Investment Management believes that the outlook for the REIT market remains favorable. The private real estate markets have remained strong, based on the strong U.S. economy and a rational level of new supply. The sub-advisor is encouraged that the development

---------------------
(1)Real estate securities are represented by the NAREIT Equity Index, which is an unmanaged benchmark of real estate investment trusts compiled by the National Association of Real Estate Investment Trusts. Real estate stocks will fluctuate with changes in the values of their underlying properties. The performance of the index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND pipelines either peaked in 1999 or are in the process of peaking in 2000 for the vast majority of property types. Clearly, the better-than-expected strength of the economy has provided the demand for these large pipelines. However, given the declining levels of construction, the U.S. real estate market is better prepared for the eventual slowdown in the economy, and as a result, the probability that supply will slow in line with an eventual slowing in demand has continued to improve. This factor, when combined with a REIT market that trades at more than a 10 percent discount to its private valuation, provides the foundation for what may be an attractively priced, defensive asset class. The final critical factor is the relative attractiveness of real estate versus other asset classes. Given the recent volatility in the equity markets, it appears that REITs may be well positioned to receive a greater level of attention from traditional equity investors.

We appreciate your ongoing support of Morgan Stanley Dean Witter Real Estate Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

FUND PERFORMANCE May 31, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                   CLASS A*
----------------------------------------------
PERIOD ENDED 5/31/00
-------------------------
1 Year                        (0.49)%(1) (5.72)%(2)
Since Inception (4/28/99)      1.28  (1) (3.60) (2)

                   CLASS C+
----------------------------------------------
PERIOD ENDED 5/31/00
-------------------------
1 Year                        (1.34)%(1) (2.29)%(2)
Since Inception (4/28/99)      0.49  (1)  0.49  (2)

                  CLASS B**
----------------------------------------------
PERIOD ENDED 5/31/00
-------------------------
1 Year                        (1.30)%(1) (6.04)%(2)
Since Inception (4/28/99)      0.53  (1) (3.02) (2)

                  CLASS D++
----------------------------------------------
PERIOD ENDED 5/31/00
-------------------------
1 Year                         0.05%(1)
Since Inception (4/28/99)      1.79 (1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS May 31, 2000 (unaudited)

NUMBER OF
 SHARES                                        VALUE
-------------------------------------------------------
            COMMON STOCKS (95.5%)
            REIT - Diversified (2.6%)
  49,600    Meditrust Corp. (Paired
             Stock)*......................  $    93,000
   1,200    Pennsylvania Real Estate
             Investment Trust.............       20,925
  58,400    Vornado Realty Trust..........    2,040,350
                                            -----------
                                              2,154,275
                                            -----------
            REIT - Industrial/Office (38.1%)
 186,900    Arden Realty, Inc. ...........    4,298,699
 108,400    Boston Properties, Inc. ......    3,787,225
 340,200    Brookfield Properties Corp.
             (Canada).....................    4,522,364
   8,000    Cabot Industrial Trust........      155,000
 124,000    CarrAmerica Realty Corp. .....    3,100,000
 119,100    Cornerstone Properties,
             Inc. ........................    2,143,800
 105,600    Equity Office Properties
             Trust........................    2,805,000
 113,100    Great Lakes REIT, Inc. .......    1,901,494
  14,300    Highwoods Properties, Inc. ...      344,094
  65,000    Pacific Gulf Properties
             Inc. ........................    1,503,125
 125,800    ProLogis Trust................    2,602,488
  58,400    PS Business Parks, Inc. ......    1,394,300
 162,500    TrizecHahn Corp. (Canada).....    2,437,500
                                            -----------
                                             30,995,089
                                            -----------

            REIT - Lodging/Resorts (6.0%)
   7,332    Interstate Hotels Corp.*......       17,414
 150,993    Starwood Hotels & Resorts
             Worldwide, Inc. .............    4,463,730
 217,700    Wyndham International, Inc.
             (Class A)*...................      408,188
                                            -----------
                                              4,889,332
                                            -----------

            REIT - Residential (27.0%)
  51,800    Amli Residential Properties
             Trust........................    1,181,688
  98,300    Archstone Communities Trust...    2,205,606
 101,300    Avalonbay Communities,
             Inc. ........................    4,026,674
  47,000    Charles E. Smith Residential
             Realty, Inc. ................    1,777,188
  95,900    Chateau Communities, Inc. ....    2,601,288

NUMBER OF
 SHARES                                        VALUE
-------------------------------------------------------
  65,900    Equity Residential Properties
             Trust........................  $ 2,940,788
 120,500    Essex Property Trust, Inc. ...    4,797,405
  11,900    Gables Residential Trust......      293,038
  84,900    Manufactured Home Communities,
             Inc. ........................    2,048,213
   7,800    Summit Properties Inc. .......      165,750
                                            -----------
                                             22,037,638
                                            -----------

            REIT - Retail (16.3%)
 204,500    Burnham Pacific Properties,
             Inc. ........................    1,316,469
  45,200    Federal Realty Investment
             Trust........................      991,575
  24,700    JDN Realty Corp. .............      263,981
  62,600    Pan Pacific Retail Properties,
             Inc. ........................    1,252,000
 107,500    Rouse Co. (The)...............    2,573,281
 150,600    Simon Property Group, Inc. ...    3,689,700
 292,000    Taubman Centers, Inc. ........    3,175,500
                                            -----------
                                             13,262,506
                                            -----------

            REIT - Storage (5.5%)
 200,900    Public Storage, Inc. .........    4,482,581
                                            -----------

                                             77,821,421
TOTAL INVESTMENTS
(Identified Cost $78,814,943)(a)...  95.5%

                                              3,690,072
OTHER ASSETS IN EXCESS OF
LIABILITIES........................   4.5
                                      ----  -----------

                                            $81,511,493
NET ASSETS.......................   100.0%
                                      ----  ===========

---------------------
 *  Non-income producing security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $4,055,754 and the aggregate gross unrealized depreciation is $5,049,276, resulting in net unrealized depreciation of $993,522.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $78,814,943)..............................  $77,821,421
Cash........................................................    3,522,338
Receivable for:
    Shares of beneficial interest sold......................      225,700
    Dividends...............................................       61,487
    Investment sold.........................................       29,843
Prepaid expenses and other assets...........................       84,592
                                                              -----------
    TOTAL ASSETS............................................   81,745,381
                                                              -----------
LIABILITIES:
Payable for:
    Investment management fee...............................       73,606
    Plan of distribution fee................................       65,591
    Shares of beneficial interest repurchased...............       31,666
    Investments purchased...................................       21,810
Offering costs..............................................       13,915
Accrued expenses and other payables.........................       27,300
                                                              -----------
    TOTAL LIABILITIES.......................................      233,888
                                                              -----------
    NET ASSETS..............................................  $81,511,493
                                                              ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $85,075,537
Net unrealized depreciation.................................     (993,505)
Dividends in excess of net investment income................      (10,274)
Accumulated net realized loss...............................   (2,560,265)
                                                              -----------
    NET ASSETS..............................................  $81,511,493
                                                              ===========
CLASS A SHARES:
Net Assets..................................................  $10,780,239
Shares Outstanding (unlimited authorized, $.01 par value)...    1,114,016
    NET ASSET VALUE PER SHARE...............................        $9.68
                                                              ===========
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........       $10.22
                                                              ===========
CLASS B SHARES:
Net Assets..................................................  $62,414,062
Shares Outstanding (unlimited authorized, $.01 par value)...    6,457,152
    NET ASSET VALUE PER SHARE...............................        $9.67
                                                              ===========
CLASS C SHARES:
Net Assets..................................................   $6,843,722
Shares Outstanding (unlimited authorized, $.01 par value)...      707,796
    NET ASSET VALUE PER SHARE...............................        $9.67
                                                              ===========
CLASS D SHARES:
Net Assets..................................................   $1,473,470
Shares Outstanding (unlimited authorized, $.01 par value)...      151,776
    NET ASSET VALUE PER SHARE...............................        $9.71
                                                              ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

STATEMENT OF OPERATIONS
For the six months ended May 31, 2000 (unaudited)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $9,780 foreign withholding tax)...........  $ 2,254,762
Interest....................................................       67,226
                                                              -----------
    TOTAL INCOME............................................    2,321,988
                                                              -----------

EXPENSES
Investment management fee...................................      369,506
Plan of distribution fee (Class A shares)...................        7,782
Plan of distribution fee (Class B shares)...................      298,971
Plan of distribution fee (Class C shares)...................       34,164
Offering costs..............................................       72,176
Transfer agent fees and expenses............................       53,526
Professional fees...........................................       27,110
Registration fees...........................................       18,172
Custodian fees..............................................        9,800
Shareholder reports and notices.............................        8,914
Trustees' fees and expenses.................................        6,212
Other.......................................................          804
                                                              -----------
    TOTAL EXPENSES..........................................      907,137
                                                              -----------

    NET INVESTMENT INCOME...................................    1,414,851
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................   (2,455,752)
Net change in unrealized depreciation.......................   11,319,814
                                                              -----------

    NET GAIN................................................    8,864,062
                                                              -----------

NET INCREASE................................................  $10,278,913
                                                              ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                                     FOR THE PERIOD
                                                      FOR THE SIX    APRIL 28, 1999*
                                                      MONTHS ENDED      THROUGH
                                                      MAY 31, 2000   NOVEMBER 30, 1999
--------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income...............................  $ 1,414,851      $  1,429,756
Net realized loss...................................   (2,455,752)         (104,513)
Net change in unrealized depreciation...............   11,319,814       (12,313,319)
                                                      -----------      ------------

    NET INCREASE (DECREASE).........................   10,278,913       (10,988,076)
                                                      -----------      ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares......................................     (120,485)         (142,441)
Class B shares......................................   (1,239,423)       (1,182,548)
Class C shares......................................     (146,053)         (164,052)
Class D shares......................................      (32,788)             (624)
                                                      -----------      ------------

    TOTAL DIVIDENDS.................................   (1,538,749)       (1,489,665)
                                                      -----------      ------------

Net increase (decrease) from transactions in shares
 of beneficial interest.............................     (233,029)       85,382,099
                                                      -----------      ------------

    NET INCREASE....................................    8,507,135        72,904,358

NET ASSETS:
Beginning of period.................................   73,004,358           100,000
                                                      -----------      ------------

    END OF PERIOD
    (Including dividends in excess of net investment
    income of $10,274 and undistributed net
    investment income of $113,624, respectively)....  $81,511,493      $ 73,004,358
                                                      ===========      ============

---------------------

* Commencement of operations.
                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS May 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Real Estate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies that are principally engaged in the U.S. real estate industry, including real estate investment trusts. The Fund was organized as a Massachusetts business trust on November 23, 1998 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS May 31, 2000 (unaudited) continued


securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS May 31, 2000 (unaudited) continued


F. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $178,000, which will be reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of April 28, 2000.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,989,233 at May 31, 2000.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS May 31, 2000 (unaudited) continued


In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $9,264, $205,552 and $9,445, respectively and received $23,726 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2000 aggregated $28,860,645 and $32,371,686, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At May 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $2,450.

5. FEDERAL INCOME TAX STATUS

At November 30, 1999, the Fund had a net capital loss carryover of approximately $71,000 which will be available through November 30, 2007 to offset future capital gains to the extent provided by regulations.

As of November 30, 1999, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS May 31, 2000 (unaudited) continued


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                   FOR THE PERIOD
                                                                     FOR THE SIX                  APRIL 28, 1999*
                                                                    MONTHS ENDED                      THROUGH
                                                                    MAY 31, 2000                 NOVEMBER 30, 1999
                                                              -------------------------       ------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES       AMOUNT
                                                              ----------   ------------       ----------   -----------
CLASS A SHARES
Sold........................................................     842,606   $  7,783,577        1,018,402   $ 9,991,037
Reinvestment of dividends...................................      11,939        104,278           12,614       119,098
Redeemed....................................................    (393,077)    (3,525,353)        (380,968)   (3,512,632)
                                                              ----------   ------------       ----------   -----------
Net increase - Class A......................................     461,468      4,362,502          650,048     6,597,503
                                                              ----------   ------------       ----------   -----------
CLASS B SHARES
Sold........................................................   4,361,593     40,302,149        7,905,926    78,867,679
Reinvestment of dividends...................................     106,385        927,239           93,767       883,747
Redeemed....................................................  (4,928,624)   (45,460,812)      (1,084,395)   (9,987,438)
                                                              ----------   ------------       ----------   -----------
Net increase (decrease) - Class B...........................    (460,646)    (4,231,424)       6,915,298    69,763,988
                                                              ----------   ------------       ----------   -----------
CLASS C SHARES
Sold........................................................     112,994      1,022,095        1,178,369    11,769,700
Reinvestment of dividends...................................      14,584        127,046           15,030       142,127
Redeemed....................................................    (312,425)    (2,761,638)        (303,256)   (2,869,650)
                                                              ----------   ------------       ----------   -----------
Net increase (decrease) - Class C...........................    (184,847)    (1,612,497)         890,143     9,042,177
                                                              ----------   ------------       ----------   -----------
CLASS D SHARES
Sold........................................................   1,446,898     13,229,176          986,391     9,768,008
Reinvestment of dividends...................................       3,701         32,042               66           624
Redeemed....................................................  (1,301,875)   (12,012,828)        (985,905)   (9,790,201)
                                                              ----------   ------------       ----------   -----------
Net increase (decrease) - Class D...........................     148,724      1,248,390              552       (21,569)
                                                              ----------   ------------       ----------   -----------
Net increase (decrease) in Fund.............................     (35,301)  $   (233,029)       8,456,041   $85,382,099
                                                              ==========   ============       ==========   ===========

---------------------
* Commencement of operations.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                              FOR THE PERIOD
                                                              FOR THE SIX     APRIL 28, 1999*
                                                              MONTHS ENDED        THROUGH
                                                              MAY 31, 2000   NOVEMBER 30, 1999
----------------------------------------------------------------------------------------------
                                                              (unaudited)
CLASS A SHARES ++
SELECTED PER SHARE DATA

Net asset value, beginning of period........................     $ 8.63           $10.00
                                                                 ------           ------

Income (loss) from investment operations:
 Net investment income......................................       0.19             0.21
 Net realized and unrealized gain (loss)....................       1.08            (1.38)
                                                                 ------           ------

Total income (loss) from investment operations..............       1.27            (1.17)
                                                                 ------           ------

Less dividends from net investment income...................      (0.22)           (0.20)
                                                                 ------           ------

Net asset value, end of period..............................     $ 9.68           $ 8.63
                                                                 ======           ======

TOTAL RETURN+(1)............................................      15.07%          (11.88)%

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses....................................................       1.77%            1.81 %

Net investment income.......................................       4.51%            3.59 %

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................    $10,780           $5,634

Portfolio turnover rate(1)..................................         40%              27 %

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

                                                                              FOR THE PERIOD
                                                              FOR THE SIX     APRIL 28, 1999*
                                                              MONTHS ENDED        THROUGH
                                                              MAY 31, 2000   NOVEMBER 30, 1999
----------------------------------------------------------------------------------------------
                                                              (unaudited)
CLASS B SHARES++
SELECTED PER SHARE DATA

Net asset value, beginning of period........................     $ 8.62            $10.00
                                                                 ------            ------

Income (loss) from investment operations:
 Net investment income......................................       0.17              0.16
 Net realized and unrealized gain (loss)....................       1.07             (1.37)
                                                                 ------            ------

Total income (loss) from investment operations..............       1.24             (1.21)
                                                                 ------            ------

Less dividends from net investment income...................      (0.19)            (0.17)
                                                                 ------            ------

Net asset value, end of period..............................     $ 9.67            $ 8.62
                                                                 ======            ======

TOTAL RETURN+(1)............................................      14.64%           (12.27)%

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses....................................................       2.53%             2.56 %

Net investment income.......................................       3.75%             2.84 %

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................    $62,414           $59,645

Portfolio turnover rate(1)..................................         40%               27 %

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

                                                                              FOR THE PERIOD
                                                              FOR THE SIX     APRIL 28, 1999*
                                                              MONTHS ENDED        THROUGH
                                                              MAY 31, 2000   NOVEMBER 30, 1999
----------------------------------------------------------------------------------------------
                                                              (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA

Net asset value, beginning of period........................     $ 8.62           $10.00
                                                                 ------           ------

Income (loss) from investment operations:
 Net investment income......................................       0.17             0.16
 Net realized and unrealized gain (loss)....................       1.07            (1.38)
                                                                 ------           ------

Total income (loss) from investment operations..............       1.24            (1.22)
                                                                 ------           ------

Less dividends from net investment income...................      (0.19)           (0.16)
                                                                 ------           ------

Net asset value, end of period..............................     $ 9.67           $ 8.62
                                                                 ======           ======

TOTAL RETURN+(1)............................................      14.62%          (12.29)%

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses....................................................       2.53%            2.56 %

Net investment income.......................................       3.75%            2.84 %

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $6,844           $7,698

Portfolio turnover rate(1)..................................         40%              27 %

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

                                                                              FOR THE PERIOD
                                                              FOR THE SIX     APRIL 28, 1999*
                                                              MONTHS ENDED        THROUGH
                                                              MAY 31, 2000   NOVEMBER 30, 1999
----------------------------------------------------------------------------------------------
                                                              (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA

Net asset value, beginning of period........................     $ 8.64           $10.00
                                                                 ------           ------

Income (loss) from investment operations:
 Net investment income......................................       0.37             0.15
 Net realized and unrealized gain (loss)....................       0.94            (1.30)
                                                                 ------           ------

Total income (loss) from investment operations..............       1.31            (1.15)
                                                                 ------           ------

Less dividends from net investment income...................      (0.24)           (0.21)
                                                                 ------           ------

Net asset value, end of period..............................     $ 9.71           $ 8.64
                                                                 ======           ======

TOTAL RETURN+(1)............................................      15.45%          (11.69)%

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses....................................................       1.53%            1.56 %

Net investment income.......................................       4.75%            3.84 %

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $1,473              $26

Portfolio turnover rate(1)..................................         40%              27 %

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
----------------------------------
Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
REAL ESTATE FUND

Semiannual Report
May 31, 2000